Other Payables, Accruals and Advance Receipts (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Other Payables, Accruals and Advance Receipts
Accrued research and development expenses	$ 153,737	$ 156,134
Accrued salaries and benefits	45,048	42,442
Accrued capital expenditures	23,659	21,390
Accrued selling and marketing expenses	16,340	11,564
Accrued administrative and other general expenses	15,777	14,491
Amounts due to related parties (Note 24(ii))	$ 2,162	$ 2,101
Other Liability, Current, Related Party, Type [Extensible Enumeration]	Related parties	Related parties
Deposits	$ 1,564	$ 3,616
Deferred government grants	740	673
Others	12,372	12,210
Total other payables, accruals and advance receipts	271,399	264,621
Related parties
Other Payables, Accruals and Advance Receipts
Total other payables, accruals and advance receipts	$ 2,162	$ 2,101